Cash and Cash Equivalents - Additional Information (Detail) (Reserve Bank of India RBI, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Reserve Bank of India RBI
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents, balance maintained with the RBI to meet the Bank's cash reserve ratio requirement	214,951.3	96,196.8
Cash and cash equivalents, description of cash reserve ratio requirement	The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 95% of the required cash reserve ratio on any particular day.